Fair Value Measurement of Financial Instruments	12 Months Ended
Oct. 31, 2024
Fair Value Measurement of Financial Instruments [Abstract]
FAIR VALUE MEASUREMENT OF FINANCIAL INSTRUMENTS
26.	FAIR VALUE MEASUREMENT OF FINANCIAL INSTRUMENTS

Some of the Group’s financial instruments are measured at fair value for financial reporting purposes. The management of the Company are responsible for determining the appropriate valuation techniques and inputs for fair value measurements.

In estimating the fair value, the Group uses observable market data to the extent it is available. Where Level 1 inputs are not available, the Group makes reference to the prices of recent transactions or engages third-party qualified valuers to perform the valuation.

The management of the Company works closely with the qualified external valuers to establish the appropriate valuation techniques and inputs to the model. The management reports the findings to the board of directors of the Company to explain the cause of fluctuations in the fair value.

(i)	Fair value of the Group’s financial assets that are measured at fair value on a recurring basis

The Group’s investments in private equity are measured at fair value at the end of each reporting period. The following table gives information about how the fair values of these financial assets are determined (in particular, the valuation technique(s) and inputs used).

	Fair value as of
	October 31,		Fair value	Valuation technique(s)
Financial assets	2024	2023	hierarchy	and key inputs
	US$	US$
Financial assets at FVTPL - listed equity securities	23,485	-	Level 1	Quoted prices in active market
Financial assets at FVTPL - unlisted equity securities	1,191	488	Level 2	The fair values of unlisted equity investments are determined with reference to the recent transaction price of the investments.
Movie income right investments	6,463	1,605	Level 2	The fair values of unlisted equity investments are determined with reference to the recent transaction price of the investments.
Movie income right investments	5,660	3,918	Level 3	Income approach - in this approach, the discounted cash flow method was used to capture the present value of the expected future economic benefits to be derived from the investments in these movie income right investments, based on an appropriate discount rate.

Reconciliation of Level 3 fair value measurements

Movie income right investments
US$
As of May 1, 2023	13,924
Total gains in profit or loss	16,281
Disposals	(25,550)
Exchange realignment	(737)
As of October 31, 2023	3,918
Transfer from Level 2	1,605
Exchange realignment	137
As of October 31, 2024	5,660

(ii)	Fair value of financial assets and financial liabilities that are not measured at fair value on a recurring basis

The Company considers that the carrying amount of the Group’s financial assets and financial liabilities recorded at amortized cost in the consolidated financial statements approximate their fair values due to the short-term nature of these instruments. Such fair values have been determined in accordance with generally accepted pricing models based on a discounted cash flow analysis.